SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Option Expense	$ 2,171	$ 8,272
RSU Expense	50,745	30,131
Total	52,916	38,403
Cost of Sales – Agent Stock Based Compensation [Member]
Option Expense
RSU Expense	32,537	21,562
Total	32,537	21,562
Marketing Expenses – Agent Stock Based Compensation [Member]
Option Expense	382	2,209
RSU Expense	9,695	5,571
Total	10,077	7,780
Marketing Expenses – FTE Stock Based Compensation [Member]
Option Expense	2	7
RSU Expense	27	7
Total	29	14
Research and Development – FTE Stock Based Compensation [Member]
Option Expense	24	142
RSU Expense	925	298
Total	949	440
General and Administrative – FTE Stock Based Compensation [Member]
Option Expense	1,763	5,914
RSU Expense	7,561	2,693
Total	$ 9,324	$ 8,607